DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statutory position [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 2,453	£ 2,284
Asset at 31 December	2,453	2,284
Tax disclosure [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,731	4,989
Deferred tax liabilities	(2,278)	(2,705)
Asset at 31 December	£ 2,453	£ 2,284